Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Emera Florida					Corporate	Inter-
	and New		Emera	Emera	Emera	and	segment
millions of Canadian dollars	Mexico	NSPI	Maine	Caribbean	Energy	Other	Eliminations	Total
For the year ended December 31, 2018
Operating revenues from external customers (1)	$3,675	$1,437	$278	$467	$600	$68	$-	$6,525
Inter-segment revenues (1)	-	3	-	-	14	36	(54)	(1)
Total operating revenues	3,675	1,440	278	467	614	104	(54)	6,524
AFUDC - debt and equity	21	6	3	-	-	-	-	30
Regulated fuel and fixed cost deferral adjustments	-	(46)	-	-	-	-	-	(46)
Depreciation and amortization	534	219	64	50	46	3	-	916
Interest expense (2)	238	142	22	27	5	290	-	724
Internally allocated interest (3)	-	-	-	-	(24)	24	-	-
Income from equity investments	-	-	3	3	38	110	-	154
Income tax expense (recovery)	101	8	11	(2)	66	(115)	-	69
Net income attributable to common shareholders	428	131	44	41	165	(99)	-	710
Capital expenditures	1,548	345	100	87	33	38	-	2,151
As at December 31, 2018
Total assets	20,051	5,143	1,721	1,373	1,785	2,275	(34)	32,314
Investments subject to significant influence (4)	-	-	35	42	-	1,239	-	1,316
Goodwill	6,053	-	156	104	-	-	-	6,313
(1) All significant intercompany balances and intercompany transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes the elimination of these transactions would understate property, plant and equipment, OM&G expenses, or regulated fuel for generation and purchased power. Intercompany transactions which have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Interest expense is net of interest revenue. Corporate and Other Interest expense has also been reduced by amortization of $12 million related to the unregulated long-term debt fair market value adjustment recognized on the acquisition of TECO Energy.
(3) Segment net income is reported on a basis that includes internally allocated financing costs.
(4) Emera Energy's segment includes an investment in Bear Swamp. At December 31, 2018 this investment is in a credit position of $172 million and is recorded in "Other long-term liabilities" on the Consolidated Balance Sheets.

	Emera Florida					Corporate	Inter-
	and New		Emera	Emera	Emera	and	segment
millions of Canadian dollars	Mexico	NSPI	Maine	Caribbean	Energy	Other	Eliminations	Total
For the year ended December 31, 2017
Operating revenues from external customers (1)	$3,623	$1,335	$297	$434	$451	$86	$-	$6,226
Inter-segment revenues (1)	-	3	-	-	14	41	(58)	-
Total operating revenues	3,623	1,338	297	434	465	127	(58)	6,226
AFUDC - debt and equity	5	8	3	-	-	-	-	16
Regulated fuel and fixed cost deferral adjustments	-	59	-	-	-	-	-	59
Depreciation and amortization	500	207	47	51	48	3	-	856
Interest expense (2)	248	134	20	25	2	276	-	705
Internally allocated interest (3)	-	-	-	-	(24)	24	-	-
Income from equity investments	-	-	1	3	24	96	-	124
Income tax expense (recovery)	529	-	27	-	18	(54)	-	520
Net income attributable to common shareholders	99	129	46	31	93	(132)	-	266
Capital expenditures	910	385	82	72	47	26	-	1,522
As at December 31, 2017
Total assets	17,216	4,979	1,540	1,251	1,575	2,331	(86)	28,806
Investments subject to significant influence (4)	-	-	13	39	-	1,163	-	1,215
Goodwill	5,566	-	143	96	-	-	-	5,805
(1) All significant intercompany balances and intercompany transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes the elimination of these transactions would understate property, plant and equipment, OM&G expenses, or regulated fuel for generation and purchased power. Intercompany transactions which have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Interest expense is net of interest revenue. Corporate and Other Interest expense has also been reduced by amortization of $24 million related to the unregulated long-term debt fair market value adjustment recognized on the acquisition of TECO Energy.
(3) Segment net income is reported on a basis that includes internally allocated financing costs.
(4) Emera Energy's segment includes an investment in Bear Swamp. At December 31, 2017 this investment is in a credit position of $188 million and is recorded in "Other long-term liabilities" on the Consolidated Balance Sheets.

Geographical Information

Revenues (1):

For the	Year ended December 31
millions of Canadian dollars	2018	2017
Canada	$1,520	$1,464
United States	4,537	4,328
Barbados	319	280
The Bahamas	121	119
Dominica	27	35
	$6,524	$6,226
(1) Revenues are based on country of origin of the product or service sold.

Property Plant and Equipment:

As at	December 31	December 31
millions of Canadian dollars	2018	2017
Canada	$4,128	$3,995
United States	13,739	12,257
Barbados	446	408
The Bahamas	315	276
Dominica	84	59
	$18,712	$16,995